RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Summary of Financing Receivables
A summary of financing receivables as of March 31, 2021 and December 31, 2020 is as follows:

	March 31, 2021	December 31, 2020
	(in millions)
Retail	$8,976	$9,257
Wholesale	8,706	9,127
Other	68	73
Total	$17,750	$18,457

Summary of Aging of Financing Receivables
The aging of financing receivables as of March 31, 2021 and December 31, 2020 is as follows (in millions):

	March 31, 2021
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$647	$—	$647
2020					2,441	—	2,441
2019					1,350	—	1,350
2018					871	—	871
2017					438	—	438
Prior to 2017					240	—	240
Total	$25	$3	$28	$5,959	$5,987	$—	$5,987
South America
2021					$165	$—	$165
2020					679	1	680
2019					391	3	394
2018					263	3	266
2017					153	2	155
Prior to 2017					139	2	141
Total	$6	$—	$6	$1,784	$1,790	$11	$1,801
Rest of World
2021					$121	$—	$121
2020					486	1	487
2019					231	1	232
2018					157	—	157
2017					84	1	85
Prior to 2017					20	—	20
Total	$9	$7	$16	$1,083	$1,099	$3	$1,102
Europe	$—	$—	$—	$86	$86	$—	$86
Total Retail	$40	$10	$50	$8,912	$8,962	$14	$8,976
Wholesale
North America	$—	$—	$—	$2,725	$2,725	$27	$2,752
South America	2	—	2	480	482	29	511
Rest of World	4	—	4	565	569	—	569
Europe	—	—	—	4,874	4,874	—	4,874
Total Wholesale	$6	$—	$6	$8,644	$8,650	$56	$8,706

	December 31, 2020
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$2,619	$—	$2,619
2019					1,571	1	1,572
2018					1,033	1	1,034
2017					543	1	544
2016					262	1	263
Prior to 2016					81	—	81
Total	$29	$—	$29	$6,080	$6,109	$4	$6,113
South America
2020					$792	$1	$793
2019					448	3	451
2018					299	4	303
2017					173	2	175
2016					86	1	87
Prior to 2016					71	1	72
Total	$4	$1	$5	$1,864	$1,869	$12	$1,881
Rest of World
2020					$544	$—	$544
2019					270	1	271
2018					195	1	196
2017					117	1	118
2016					39	—	39
Prior to 2016					2	—	2
Total	$7	$4	$11	$1,156	$1,167	$3	$1,170
Europe	$—	$—	$—	$93	$93	$—	$93
Total Retail	$40	$5	$45	$9,193	$9,238	$19	$9,257
Wholesale
North America	$—	$—	$—	$2,722	$2,722	$31	$2,753
South America	—	—	—	537	537	42	579
Rest of World	3	—	3	542	545	—	545
Europe	—	—	—	5,250	5,250	—	5,250
Total Wholesale	$3	$—	$3	$9,051	$9,054	$73	$9,127

Summary of Allowance for Credit Loss Activity
Allowance for credit losses activity for the three months ended March 31, 2021 is as follows (in millions):

	Three Months Ended March 31, 2021
	Retail	Wholesale
Opening Balance	381	174
Provision	6	6
Charge-offs, net of recoveries	(8)	(1)
Foreign currency translation and other	(20)	(2)
Ending Balance	$359	$177
Allowance for credit losses activity for the three months ended March 31, 2020 and for the year ended December 31, 2020 is as follows (in millions):

	Three Months Ended March 31, 2020
	Retail	Wholesale
Opening Balance	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	20	2
Charge-offs, net of recoveries	(20)	—
Foreign currency translation and other	(20)	(8)
Ending Balance	$314	$144

	Twelve Months Ended December 31, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	113	27
Charge-offs, net of recoveries	(56)	(14)
Foreign currency translation and other	(10)	11
Ending Balance	$381	$174

Summary of Carrying Amount of Restricted Assets
At March 31, 2021 and December 31, 2020, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2021	December 31, 2020
Retail note and finance lease receivables	$5,491	$6,224
Wholesale receivables	6,752	7,011
Total	$12,243	$13,235